Expense Example - Wasatch Small/Mid Cap ETF - Wasatch Small/Mid Cap ETF	Jul. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240